DEBENTURES - RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
DEBENTURES - RELATED PARTY

The following table summarizes the long-term outstanding debentures to a related party at June 30, 2016 and December 31, 2015:

	June 30, 2016	December 31, 2015
Line of credit convertible debenture – related party	$290,192	$409,192
2014 non-convertible debenture – related party	25,000	25,000
Total	315,192	434,192
Less : Debt discount	(5,445)	(17,720)
Carrying value	309,747	416,472
Less: Current portion	(309,747)	(391,472)
Total long-term debentures – related party	$-	$25,000

Line of Credit Convertible Debenture

In January 2013, the Company entered into a line of credit convertible debenture with its CEO (the “LOC Convertible Debenture”). Under the terms of its original issuance: (1) the Company could request to borrow up to a maximum principal amount of $250,000 from time to time; (2) amounts borrowed bore an annual interest rate of 8%; (3) the amounts borrowed plus accrued interest were payable in cash at the earlier of January 14, 2014 or when the Company completes a Financing, as defined, and (4) the holder had sole discretion to determine whether or not to make an advance upon the Company’s request.

During 2013, the LOC Convertible Debenture was further amended to: (1) increase the maximum principal amount available for borrowing to $1 million plus any amounts of salary or related payments paid to Dr. Damaj prior to the termination of the funding commitment; and (2) change the holder’s funding commitment to automatically terminate on the earlier of either (a) when the Company completes a financing with minimum net proceeds of at least $4 million, or (b) July 1, 2016.

On August 12, 2015, the principal amount that may be borrowed was increased to $2,000,000 and the automatic termination date described above was extended to October 1, 2016. The conversion price is $0.16 per share, 80% times the quoted market price of the Company’s common stock on the date of the amendment.

During the six months ended June 30, 2016 and 2015, the Company borrowed $0 and $113, respectively, under the LOC Convertible Debenture and it repaid $119,000 during the six months ended June 30, 2016. The Company recorded a beneficial conversion feature of $1,611 and $3,444 for the three and six months ended June 30, 2016. As of June 30, 2016, the Company owed $290,192 in principal amount under the LOC Convertible Debenture and there was approximately $1.7 million remaining on the line of credit and available to use. The Company repaid the outstanding LOC Convertible Debenture balance in full in August 2016.

2014 Non-Convertible Note – Related Party

On January 29, 2014, the Company issued an 8% note, in the amount of $25,000, to the Company’s CEO. The principal amount and interest were payable on January 22, 2015. This note was amended to extend the maturity date until January 22, 2017. This note is still outstanding at June 30, 2016 and was repaid in full in August 2016.

Interest Expense

The Company recognized interest expense on the outstanding debentures to a related party totaling $6,944, $15,306, $11,437, and $26,817 during the three and six months ended June 30, 2016 and 2015, respectively. Amortization of the debt discount to interest expense during the three and six months ended June 30, 2016 and 2015 totaled $5,448, $15,719, $16,192 and $31,964, respectively.

The following table summarizes the long-term outstanding debentures to related parties at December 31, 2015 and 2014.

	2015	2014
Line of credit convertible debenture – related party	$409,192	$424,078
2014 non-convertible debentures - related parties	25,000	150,000
Total	434,192	574,078
Less : Debt discount	(17,720)	(76,492)
Carrying value	416,472	497,586
Less: Current portion	(391,472)	-
Total long-term debentures – related parties	$25,000	$497,586

January 2012 Convertible Debentures

In January 2012, the Company issued 8% convertible debentures in the aggregate principal amount of $174,668 (the “January 2012 Debentures”) to six individuals. Under their original terms, the January 2012 Debentures were payable in cash at the earlier of January 13, 2013 or when the Company completes a financing with minimum gross proceeds of $4 million (the “Financing”), and the holders had the right to convert outstanding principal and interest accrued into the Company’s securities that were issued to the investors in the Financing.

The January 2012 Debentures contained a BCF of $40,889, which had been included in the balance sheet as a discount to the related debt security, and was being accreted as non-cash interest expense over the expected term of the debt using the effective interest method.

During 2013, four of the five holders of the outstanding January 2012 Debentures agreed to amend and restate the debentures to provide for automatic conversion into securities of the Company upon the earlier of either (a) the closing of the Financing and (b) July 1, 2016. The fifth holder of the January 2012 Debentures in the amount of $20,000 did not amend the debenture.

On February 19, 2014, the Company agreed with all five holders of the January 2012 Debentures, to convert such debentures into shares of the Company’s common stock at a conversion price of $0.40 per share, and to terminate the January 2012 Debentures upon conversion. Immediately prior to conversion, the January 2012 Debentures had an aggregate principal and interest amount of $190,013, which was converted into 475,032 shares of the Company’s common stock and terminated. The remaining discount of $37,195 related to the BCF was recorded as interest expense in 2014.

January 2013 Convertible Debenture

In January 2013, the Company issued a convertible debenture in the principal amount of $70,000 to a director of the Company (the “January 2013 Debenture”) with terms identical to those of the January 2012 Debentures. In 2013, the terms were amended to provide for automatic conversion into securities of the Company upon the earlier of either (a) the closing of the Financing and (b) July 1, 2016.

The January 2013 Debenture contained a BCF of $18,651, which was included in the balance sheet as a discount to the related debt security, and was accreted as non-cash interest expense over the expected term of the loan using the effective interest method.

On February 19, 2014, the Company agreed with the holder of the January 2013 Debenture to convert such debenture on the same terms described above for the January 2012 Debentures. The principal and interest amount owed under the January 2013 Debenture immediately prior to conversion was $76,122, which was converted into 190,304 shares of the Company’s common stock and terminated. The remaining discount of $16,965 related to the BCF was recorded as interest expense in 2014.

Line of Credit Convertible Debenture

In January 2013, the Company entered into a line of credit convertible debenture with its President and Chief Executive Officer (the “LOC Convertible Debenture”). Under the terms of its original issuance: (1) the Company could request to borrow up to a maximum principal amount of $250,000 from time to time; (2) amounts borrowed bore an annual interest rate of 8%; (3) the amounts borrowed plus accrued interest were payable in cash at the earlier of January 14, 2014 or when the Company completes a Financing, as defined, and (4) the holder had sole discretion to determine whether or not to make an advance upon the Company’s request.

During 2013, the LOC Convertible Debenture was further amended to: (1) increase the maximum principal amount available for borrowing to $1 million plus any amounts of salary or related payments paid to Dr. Damaj prior to the termination of the funding commitment; and (2) change the holder’s funding commitment to automatically terminate on the earlier of either (a) when the Company completes a financing with minimum net proceeds of at least $4 million, or (b) July 1, 2016. The securities to be issued upon automatic conversion will be either the Company’s securities that are issued to the investors in a Qualified Financing or, if the financing does not occur by July 1, 2016, shares of the Company’s common stock based on a conversion price of $0.312 per share, 80% times the quoted market price of the Company's common stock on the date of the amendment. The LOC Convertible Debenture continues to bear interest at a rate of 8% per annum. The other material terms of the LOC Convertible Debenture were not changed. The Company recorded a debt discount for the intrinsic value of the BCF with an offsetting increase to additional paid-in-capital. The BCF is being accreted as non-cash interest expense over the expected term of the LOC debenture to its stated maturity date using the effective interest rate method.

On February 19, 2014, the Company agreed with its CEO to convert the then outstanding principal and interest owed as of such date into shares of the Company’s common stock at a conversion price of $0.40 per share. The principal and interest amount owed under the LOC Convertible Debenture immediately prior to conversion was $476,165, which was converted into 1,190,411 shares of the Company’s common stock. The debt discount of $89,452 related to the BCF for the converted portion was recorded as interest expense.

On July 22, 2014, the Company agreed with its CEO to increase the principal amount that may be borrowed from $1,000,000 to $1,500,000.

On August 12, 2015, the principal amount that may be borrowed was increased to $2,000,000 and the automatic termination date described above was extended to October 1, 2016. The conversion price is $.16 per share, 80% times the quoted market price of the Company’s common stock on the date of the amendment.

During the year ended December 31, 2015 and 2014, the Company borrowed $114 and $424,078, respectively, under the LOC Convertible Debenture and we repaid $15,000 during 2015. The Company recorded a BCF of $8,321 for the year ended December 31, 2015 and, as of December 31, 2015, the Company owed $409,192 in principal amount under the LOC Convertible Debenture and there was approximately $1.6 million remaining on the line of credit and available to use.

January 2015 Non-Convertible Debenture - Former CFO

On January 21, 2015, the Company entered into a securities purchase agreement with the Company’s former Chief Financial Officer whereby the Company issued and sold a promissory note in the principal face amount of $55,000 and warrants to purchase up to 250,000 shares of the Company’s common stock for gross proceeds of $50,000. The Company recorded an OID of $5,000 upon issuance.

The note was due on July 31, 2015 and accrued a one-time interest charge of 8% on the closing date. The warrants are exercisable for five years from the closing date at an exercise price of $0.30 per share of common stock. The warrants contain anti-dilution protection, including protection upon dilutive issuances. The principal and interest balance of $59,400 was repaid on July 31, 2015.

The warrants issued in connection with the note, are measured at fair value and classified as a liability because these warrants contain anti-dilution protection and therefore, cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under FASB ASC 815. The estimated fair value of the warrants was determined using the Probability Weighted Black-Scholes Option-Pricing Model, resulting in a fair value of $49,999 on the date they were issued.

The allocation of the proceeds of the debt was initially recorded using the residual method, at $1, net of a debt discount of $54,999 for the fair value of the warrants and the OID. The discount was accreted as non-cash interest expense over the expected term of the note using the effective interest method and the unamortized balance was expensed upon repayment. The fair value of the warrants will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term and the risk-free interest rate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability, whichever comes first. The anti-dilution protection for the warrants survives for the life of the warrants which ends in January 2020 (see Note 9).

2014 Non-Convertible Notes – Related Parties

On January 29, 2014, the Company issued an 8% note, in the amount of $25,000, to the Company’s President and CEO. The principal amount and interest were payable on January 22, 2015. This note was amended to extend the maturity date until January 22, 2017. This note is still outstanding at December 31 2015.

 On May 30, 2014, the Company issued an 8% debenture, in the amount of $50,000, to a member of the Company’s Board of Directors. The principal amount and interest were payable on May 30, 2015 and the repayment date had been extended to May 30, 2016. On August 5, 2015 the debenture was converted into 313,177 shares of common stock.

 On June 17, 2014, the Company issued an 8% debenture, in the amount of $50,000, to the Company’s former Chief Financial Officer. The principal and interest were payable on June 16, 2015 and were repaid in July 2015.

 On August 25, 2014, the Company issued an 8% debenture, in the amount of $25,000, to a member of the Company’s Board of Directors. The principal amount and interest were payable on August 25, 2015. In July 2015 the repayment date was extended to May 30, 2016. On August 5, 2015 the debenture was converted into 156,083 shares of common stock.

Interest Expense

The Company recognized interest expense on the outstanding debentures to related parties totaling $69,634 and $42,881 during the years ended December 31, 2015 and 2014, respectively. Amortization of the debt discount to interest expense during the years ended December 31, 2015 and 2014 totaled $122,092 and $160,519, respectively.